Risk Management and Financial Instruments - Financial Instruments Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities-current asset	$ 121	$ 124
Interest rate cap - current asset	61
Convertible debt instrument-non-current asset	58	52
Total assets	240	176
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities-current asset	121	124
Total assets	121	124
Fair Value Measurements as at the Reporting Date Using Significant Other Observable Inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate cap - current asset	61
Total assets	61
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt instrument-non-current asset	58	52
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Convertible debt instrument-non-current asset	58	52
Total assets	$ 58	$ 52